Equity	12 Months Ended
Dec. 31, 2017
Equity
Equity

28.   Equity

(a)   Authorized, subscribed and paid shares:

As of December 31, 2017, the paid-in capital of Banco de Chile is represented by 99,444,132,192 registered shares (97,624,347,430 in 2016), with no par value, subscribed and fully paid.

(b)   Shares:

(b.1)   On July 13, 2017, Banco de Chile announced the capitalization of 40% of the distributable net income obtained during the fiscal year ending the 31st of December, 2016, through the issuance of fully paid-in shares, agreed in the Extraordinary Shareholders Meeting held on the 23th of March, 2017, where it was agreed to increase the Bank´s capital in the amount of Ch$133,353,827,359 through the issuance of 1,819,784,762 fully paid-in shares, of no par value, payable through the distributable net income for the year 2016 that was not distributed as dividends, as agreed at the Ordinary Shareholders Meeting held on the same day.

The issuance of fully paid-in shares was registered in the SBIF with the No.1/2017, on July 11, 2017.

The Board of Directors of Banco de Chile, at the meeting No.2,862, dated July 13, 2017, set July 27, 2017, as the date for issuance and distribution of the fully paid in shares.

(b.2)   The following table shows the share movements from December 31, 2015 to December 31, 2017:

Total Ordinary Shares
Total shares as of December 31, 2015	96,129,146,433
Capitalization of retained earnings	1,495,200,997

Total shares as of December 31, 2016	97,624,347,430
Capitalization of retained earnings	1,819,784,762

Total Shares as of December 31, 2017	99,444,132,192

(c)  Shareholders’ composition:

As of December 31, 2016, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	% of Equity Holding

Sociedad Administradora de la Obligación Subordinada SAOS S.A.	28,593,701,789	29.29
LQ Inversiones Financieras S.A.	25,694,731,690	26.32
Sociedad Matriz del Banco de Chile S.A.	12,138,561,434	12.43
Other minority shareholders	31,197,352,517	31.96

Total	97,624,347,430	100.00

As of December 31, 2017, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	% of Equity Holding

Sociedad Administradora de la Obligación Subordinada SAOS S.A.	28,593,701,789	28.75
LQ Inversiones Financieras S.A.	26,733,861,635	26.88
Sociedad Matriz del Banco de Chile S.A.	12,138,567,444	12.21
Other minority shareholders	31,978,001,324	32.16

Total	99,444,132,192	100.00

(d)  Approval and payment of dividends:

At the Ordinary Shareholders’ Meeting held on March 23, 2017, the Bank’s shareholders agreed to distribute and pay dividend No. 205 amounting to Ch$2.92173783704 per common share of Banco de Chile, with charge to net income for the year ended December 31, 2016.  The amount of dividend paid was Ch$342,034 million.

At the Ordinary Shareholders’ Meeting held on March 24, 2016, the Bank’s shareholders agreed to distribute and pay dividend No. 204 amounting to Ch$3.37534954173 per common share of Banco de Chile, with charge to net income for the year ended December 31, 2015.  The amount of dividend paid was Ch$366,654 million.

The following dividends were declared and paid by the Bank for the year ended as of December 31, 2015, 2016 and 2017:

	2015	2016	2017
Dividends on ordinary shares MCh$ (*):	367,445	366,654	342,034
Dividends per ordinary share Ch$(1):	3.88	3.81	3.50

(*)   This dividend per share is composed of the dividend paid to the Central Bank and common shareholders in the amounts of MCh$142,003 and MCh$200,031, respectively.  The Central Bank has 29,161.4 million shares with a payment of Ch$4.8695630 per common share of Banco de Chile and for common shareholders the number of shares are 68,462.9 million with a payment of Ch$2.9217378 per common share of Banco de Chile.

(1)   Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year’s number of shares outstanding.

(e)  Provision for minimum dividends:

The Chilean Corporations Law mandates a minimum distribution of 30% of distributable income.  Accordingly, the Bank recorded a liability under the line item “Provisions” for an amount of Ch$172,804 million (Ch$165,675 million in December 31, 2016) against “Retained earnings”.

(f)  Other comprehensive income:

The cumulative translation adjustment is generated from the Bank’s translation of its investments in foreign companies, as it records the effects of foreign currency translation for these items in equity. For the year ended December 31, 2017, there were no variations for this concept (a debit to equity for Ch$59 million in 2016).

In accordance with Note No. 2(w), the fair market value adjustment for available-for-sale instruments is generated by fluctuations in the fair value of that portfolio, with a charge or credit to equity, net of deferred taxes (see Note No. 12). For the year ended 2017, there was a net credit to equity in an amount of Ch$3,476 million (a net debt to equity for Ch$39,770 million in 2016).

Cash flow hedge adjustment consists of the portion of income of hedge instruments registered in equity produced in a cash flow hedge. For the year ended December 31, 2016, there was a credit to equity in an amount of Ch$11,158 million (a debit to equity for Ch$38,366 million for the period 2016).

(g)  Earnings per share:

Earnings per share is calculated by dividing the net profit for the year attributable to the ordinary equity holders of the Bank by the weighted average number of ordinary shares outstanding during the year.

The following table shows the income and share data used in the calculation of EPS:

	As of December 31,
	2015		2016	2017
Basic and diluted earnings per share:

Net profits attributable to ordinary equity holders of the Bank	MCh$	609,903	575,051	572,080
Weighted average number of ordinary shares (*)	99,444,132,192		99,444,132,192	99,444,132,192
Earnings per share	Ch$	6.13	5.78	5.75

(*) During 2015, 2016 and 2017, the Bank capitalized 1,473,778,889, 1,495,200,997 and 1,819,784,762 shares respectively, which are considered in the earnings per share calculation as if they had been outstanding during all periods presented.

During the periods presented the Bank did not have any instruments that could lead to a dilution of its ordinary shares.

There have been no transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of the completion of these financial statements.